INTANGIBLE ASSETS	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 12 — INTANGIBLE ASSETS

The Company’s intangible assets consist of costs incurred in connection with the development of the Company’s digital education software platform.

A reconciliation of intangible assets for the years ended December 31, 2021 and 2020 are as follows:

	Balance at	Software	Purchase		Foreign	Balance at
	December 31,	Development	of	Amortization	Currency	December 31,
	2020	Additions	Intangibles	Expense	Translation	2021
GeniusU software platform	$2,007,182	$804,314	$—	$—	—	$2,811,496
Trademarks	13,234	—				13,234
Accumulated amortization	(1,015,502)	—	—	(424,080)	9,821	(1,429,761)
Net carrying value	$1,004,914	$804,314	$—	$(424,080)	$9,821	$1,394,969

	Balance at	Software	Purchase		Foreign	Balance at
	December 31,	Development	of	Amortization	Currency	December 31,
	2019	Additions	Intangibles	Expense	Translation	2020
GeniusU software platform	$1,563,193	$424,530		$—	$19,459	$2,007,182
Trademarks		—	$13,234			13,234
Accumulated amortization	(640,814)	—	—	(359,822)	(14,866)	(1,015,502)
Net carrying value	$922,379	$424,530	$13,234	$(359,822)	$4,593	$1,004,914

During the years ended December 31, 2021 and 2020, the Company recorded amortization of intangible assets in the amount of $424,080 and $359,822 respectively, which is included in cost of revenue on the accompanying statements of operations and comprehensive loss.

NOTE 12 — INTANGIBLE ASSETS (as restated)

The Company’s intangible assets consist of costs incurred in connection with the development of the Company’s digital education software platform.

A reconciliation of intangible assets for the years ended December 31, 2020 and 2019 are as follows:

	Balance at	Software	Purchase		Foreign	Balance at
	December 31,	Development	of	Amortization	Currency	December 31,
	2019	Additions	Intangibles	Expense	Translation	2020, as restated
Trademarks	$—	$—	$13,234	$—	$—	$13,234
GeniusU software platform	$1,563,193	$424,530	$—	$—	$19,459	$2,007,182
Accumulated amortization	(640,814)	—	—	(359,822)	(14,866)	(1,015,502)
Net carrying value	$922,379	$424,530	$13,234	$(359,822)	$4,593	$1,004,914

	Balance at	Software	Purchase		Foreign	Balance at
	December 31,	Development	of	Amortization	Currency	December 31,
	2018	Additions	Intangibles	Expense	Translation	2019, as restated
GeniusU software platform	$1,103,705	$423,959	$—	$—	$35,529	$1,563,193
Accumulated Amortization	(358,067)			(268,499)	(14,248)	(640,814)
Net carrying value	$745,638	$423,959	$—	$(268,499)	$21,281	$922,379

During the years ended December 31, 2020 and 2019, the Company recorded amortization of intangible assets in the amount of $359,822 and $268,499 respectively, which is included in cost of revenue on the accompanying statements of operations and comprehensive loss.

See Note 4 — Business Combinations for additional details related to the Entrepreneurs Institute and Entrepreneur Resorts acquisitions.